MUTUAL FUND SERIES TRUST

(the “Trust”)

4221 North 203rd Street, Suite 100
Elkhorn, Nebraska 68022

Catalyst Systematic Alpha Fund Class A: ATRAX Class C: ATRCX Class I: ATRFX
Catalyst/Warrington Strategic Program Fund Class A: CWXAX Class C: CWXCX Class I: CWXIX
Catalyst Buffered Shield Fund Class A: SHIEX Class C: SHINX Class I: SHIIX
Catalyst/Millburn Dynamic Commodity Strategy Fund Class A: DCXAX Class C: DCXCX Class I: DCXIX
Catalyst/Millburn Hedge Strategy Fund Class A: MBXAX Class C: MBXCX Class C-1: MBXFX Class I: MBXIX
Catalyst Nasdaq-100 Hedged Equity Fund Class A: CLPAX Class C: CLPCX Class I: CLPFX
Catalyst/Aspect Enhanced Multi-Asset Fund Class A: CASAX Class C: CASCX Class I: CASIX

(collectively, the “Funds”)

December 4, 2024

This information supplements certain information contained in the

Funds’ Statement of Additional Information (the “SAI”) dated November 1, 2024.

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Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust. Accordingly, the following information is added to the table under the section of the Funds’ SAI entitled “Management - Trustees and Officers”.

Name, Address, Year of Birth	Position(s) Held with Trust	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex	Other Directorships Held During Past 5 Years
Thomas Hamel 36 N. New York Avenue Huntington, NY 11743 Year of Birth: 1969	Vice President	Since 11/2024	Managing Director, Head of Investment Operations, Catalyst Capital Advisors LLC, AlphaCentric Advisors LLC and Rational Advisors, Inc., since 1/2024; COO, Head of Investment Operations & Accounting, Captain Technologies, 9/2020 to 1/2024; Head of Client & Investment Operations, Aksia LLC, 4/2009 – 8/2020.	N/A	N/A
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You should read this Supplement in conjunction with the current Prospectus, Summary Prospectus and the Statement of Additional Information for the Funds, each dated November 1, 2024, which provide information that you should know about the Funds before investing. These documents are available upon request and without charge by calling the Funds toll-free at 1-866-447-4228 or by writing to 225 Pictoria Dr, Suite 450, Cincinnati, OH 45246.

Please retain this Supplement for future reference.

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